SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Policies) - Lewis and Clark Pharmaceuticals, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements are unaudited. The unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading.

These interim financial statements as of and for the six months ended June 30, 2017 and 2016 are unaudited; however, in the opinion of management, such statements include all adjustments (consisting of normal recurring accruals) necessary to present fairly the financial position, results of operations and cash flows of the Company for the periods presented. The results for the six months ended June 30, 2017 are not necessarily indicative of the results to be expected for the year ending December 31, 2017 or for any future period. All references to June 30, 2017 and 2016 in these footnotes are unaudited.

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Actual results may differ from those estimates.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Actual results may differ from those estimates.

Research and Development		Research and Development Research and development costs are charged to expense as incurred.
Property and Equipment

Property and Equipment

Office equipment is stated at cost less accumulated depreciation. Depreciation is calculated on the straight line basis over the estimated useful lives of the assets of three to seven years. Expenditures for repair and maintenance which do not materially extend the useful lives of property and equipment are charged to expense. When property or equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the respective accounts with the resulting gain or loss reflected in operations. Management periodically reviews the carrying value of its office equipment for impairment.

Loss per Share

Loss per Share

Basic loss per share is calculated by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding for the period. Basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share. The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of June 30, 2017 and 2016, as they would be anti-dilutive:

	2017	2016
Shares underlying options outstanding	262,240	157,240

Loss per Share

Basic loss per share is calculated by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding for the period. Basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share. The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of December 31, 2016 and 2015, as they would be anti-dilutive:

	2016	2015
Shares underlying options outstanding	262,240	157,240

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Our short-term financial instruments, including cash, accounts payable and other liabilities, consist primarily of instruments with maturities of three months or less when acquired. We believe that the fair values of our current assets and current liabilities approximate their reported carrying amounts.

Fair Value of Financial Instruments

Our short-term financial instruments, including cash, accounts payable and other liabilities, consist primarily of instruments with maturities of three months or less when acquired. We believe that the fair values of our current assets and current liabilities approximate their reported carrying amounts.

Stock-Based Compensation

Stock-Based Compensation

We measure the cost of employee services received in exchange for equity awards based on the grant-date fair value of the awards. All awards under our stock-based compensation programs are accounted for at fair value and that cost is recognized over the period during which an employee is required to provide service in exchange for the award (the vesting period).

Compensation expense for options granted to non-employees is determined in accordance with the fair value of the consideration received or the fair value of the equity instruments issued, whichever is a more reliable measurement. Compensation expense for awards granted to non-employees is re-measured on each accounting period.

Determining the appropriate fair value of stock-based compensation requires the input of subjective assumptions, including the expected life of the stock-based compensation and the volatility of our stock price. We use the Black-Scholes option-pricing model to value our stock option awards which incorporates our stock price, volatility, U.S. risk-free interest rate, dividend rate, and estimated life.

Stock-Based Compensation

We measure the cost of employee services received in exchange for equity awards based on the grant-date fair value of the awards. All awards under our stock-based compensation programs are accounted for at fair value and that cost is recognized over the period during which an employee is required to provide service in exchange for the award (the vesting period).

Compensation expense for options granted to non-employees is determined in accordance with the fair value of the consideration received or the fair value of the equity instruments issued, whichever is a more reliable measurement. Compensation expense for awards granted to non-employees is re-measured on each accounting period.

Determining the appropriate fair value of stock-based compensation requires the input of subjective assumptions, including the expected life of the stock-based compensation and the volatility of our stock price. We use the Black-Scholes option-pricing model to value our stock option awards which incorporates our stock price, volatility, U.S. risk-free interest rate, dividend rate, and estimated life.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which the related temporary difference becomes deductible.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

With the exception of those discussed below, there have not been any recent changes in accounting pronouncements and Accounting Standards Update (ASU) issued by the Financial Accounting Standards Board (FASB) during the six months ended June 30, 2017 that are of significance or potential significance to the Company.

In May 2017, the FASB issued ASU 2017-09, “Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting”, which clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award changes as a result of the change in terms or conditions. If an award is not probable of vesting at the time a change is made, the new guidance clarifies that no new measurement date will be required if there is no change to the fair value, vesting conditions, and classification. This ASU will be applied prospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years, with early adoption permitted. The Company does not expect this standard to have a material impact on its financial statements.

Recent Accounting Pronouncements

There are various recently issued accounting updates, most of which represented technical corrections to the accounting literature or application to specific industries, which are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

In May 2017, the FASB issued ASU 2017-09, “Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting”, which clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award changes as a result of the change in terms or conditions. If an award is not probable of vesting at the time a change is made, the new guidance clarifies that no new measurement date will be required if there is no change to the fair value, vesting conditions, and classification. This ASU will be applied prospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years, with early adoption permitted. The Company does not expect this standard to have a material impact on its financial statement